Receivables and prepaid expenses (Tables)	12 Months Ended
Dec. 31, 2016
Receivables and Prepaid Expenses [Abstract]
Receivables and Prepaid Expenses Disclosure [Table Text Block]
	December 31,
	2016	2015
	U.S. dollars in thousands

Government authorities	$52	$145
Prepaid expenses	611	915

	$663	$1,060